SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)		Dec. 31, 2023 SGD ($)
Accounts payable	$ 1,058				$ 1,781				$ 1,396
Supplier A [Member]
Amount of purchase		[1]		[1]		[1]	$ 551
Accounts payable
Supplier B [Member]
Amount of purchase		[1]		[1]		[1]	507
Accounts payable		[2]			501					[2]
Supplier C [Member]
Amount of purchase	1,193		1,574			[1]		[1]
Accounts payable	107					[2]			$ 141
Supplier D [Member]
Amount of purchase	888		1,172			[1]		[1]
Supplier E [Member]
Amount of purchase	836		1,103			[1]		[1]
Customer A [Member]
Revenues		[3]		[3]	4,094		4,833
Account receivable	253		334		3,008
Customer B [Member]
Revenues	2,649		3,495		3,902		3,188
Account receivable	473		624		853
Customer C [Member]
Revenues	3,314		4,372			[3]		[3]
Customer D [Member]
Account receivable	$ 1,745		$ 2,302			[4]

[1]	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.
[2]	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.
[3]	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.
[4]	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.